Segment Information (Details) - Schedule of Revenue by Market - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Segment Information (Details) - Schedule of Revenue by Market [Line Items]
Total Revenue		$ 18,903,711	$ 21,038,725
Egypt [Member]
Segment Information (Details) - Schedule of Revenue by Market [Line Items]
Total Revenue		6,976,960	5,984,090
UAE [Member]
Segment Information (Details) - Schedule of Revenue by Market [Line Items]
Total Revenue		4,286,444	5,320,004
KSA [Member[
Segment Information (Details) - Schedule of Revenue by Market [Line Items]
Total Revenue		2,930,379	4,253,911
Lebanon [Member]
Segment Information (Details) - Schedule of Revenue by Market [Line Items]
Total Revenue		1,588,373	1,939,228
Jordan [Member]
Segment Information (Details) - Schedule of Revenue by Market [Line Items]
Total Revenue		551,497	599,384
Morocco [Member]
Segment Information (Details) - Schedule of Revenue by Market [Line Items]
Total Revenue		537,996	436,280
Others [Member]
Segment Information (Details) - Schedule of Revenue by Market [Line Items]
Total Revenue	[1]	$ 2,032,062	$ 2,505,828

[1]	There is no individual geographical market other than those disclosed above which would constitute more than 5% of the total revenue.